GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2024 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Banks — 4.6%
218,904	U.S. Bancorp	9,785,009
177,645	Wells Fargo & Co.	10,296,304
	Total Banks	20,081,313
	Capital Goods — 5.9%
88,638	General Electric Co.	15,558,628
105,100	Otis Worldwide Corp.	10,433,277
	Total Capital Goods	25,991,905
	Consumer Discretionary Distribution & Retail — 5.6%
76,992	Amazon.com, Inc. *	13,887,817
103,629	TJX Cos, Inc.	10,510,053
	Total Consumer Discretionary Distribution & Retail	24,397,870
	Consumer Services — 3.5%
341,680	Aramark	11,111,434
20,378	Hilton Worldwide Holdings, Inc.	4,346,831
	Total Consumer Services	15,458,265
	Financial Services — 3.1%
20,720	American Express Co.	4,717,737
32,572	Visa, Inc. – Class A	9,090,194
	Total Financial Services	13,807,931
	Food, Beverage & Tobacco — 7.2%
244,363	Coca-Cola Co.	14,950,128
32,447	Constellation Brands, Inc. – Class A	8,817,797
113,810	Mondelez International, Inc. – Class A	7,966,700
	Total Food, Beverage & Tobacco	31,734,625
	Health Care Equipment & Services — 15.1%
129,622	Abbott Laboratories	14,732,837
17,738	Cigna Group	6,442,264
22,469	Elevance Health, Inc.	11,651,075
26,658	Intuitive Surgical, Inc. *	10,638,941
39,972	Quest Diagnostics, Inc.	5,320,673
35,425	UnitedHealth Group, Inc.	17,524,748
	Total Health Care Equipment & Services	66,310,538
	Household & Personal Products — 2.8%
76,837	Procter & Gamble Co.	12,466,803
	Media & Entertainment — 8.3%
117,167	Alphabet, Inc. – Class A *	17,684,015
38,480	Meta Platforms, Inc. – Class A	18,685,119
	Total Media & Entertainment	36,369,134
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
18,147	Eli Lilly & Co.	14,117,640
103,618	Johnson & Johnson	16,391,331
100,591	Merck & Co., Inc.	13,272,983
	Total Pharmaceuticals, Biotechnology & Life Sciences	43,781,954
	Semiconductors & Semiconductor Equipment — 12.3%
5,561	Broadcom, Inc.	7,370,605
22,208	KLA Corp.	15,513,842
16,321	Lam Research Corp.	15,856,994
88,995	Texas Instruments, Inc.	15,503,819
	Total Semiconductors & Semiconductor Equipment	54,245,260
	Software & Services — 17.9%
41,459	Accenture PLC – Class A	14,370,104
75,789	Microsoft Corp.	31,885,948
149,305	Oracle Corp.	18,754,201
45,889	Salesforce, Inc.	13,820,849
	Total Software & Services	78,831,102
	Technology Hardware & Equipment — 2.9%
75,496	Apple, Inc.	12,946,054
	TOTAL COMMON STOCKS (COST $411,733,714)	436,422,754
	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
3,810,439	State Street Institutional Treasury Money Market Fund – Premier Class, 5.24% (a)	3,810,439
	TOTAL SHORT-TERM INVESTMENTS (COST $3,810,439)	3,810,439
	TOTAL INVESTMENTS — 100.1% (Cost $415,544,153)	440,233,193
	Other Assets and Liabilities (net) — (0.1)%	(386,684)
	TOTAL NET ASSETS — 100.0%	$439,846,509

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of March 31, 2024.

Organization
GMO U.S. Quality ETF (the “Fund”) is a newly organized, diversified exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund began operations on November 14, 2023. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).
The Fund’s investment objective is to seek total return by investing primarily in equities of U.S. companies that the Adviser believes to be of high quality.  The Adviser believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments.
The Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.
Please see the Fund’s Prospectus, available on www.gmo.com, for information regarding specific risks for the Fund.
Basis of presentation
The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the
Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.
Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.
Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).
The Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$436,422,754	$—	$—	$436,422,754
Short-Term Investments	3,810,439	—	—	3,810,439
Total Investments	440,233,193	—	—	440,233,193
Total	$440,233,193	$—	$—	$440,233,193
For additional information regarding the Fund, please see the Fund’s most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.